Exhibit 99.02

Schedule 7 - Canopy Data Compare Report

EFMT DEPOSITOR LLC abs-15g

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
2098400			Primary Appraised Property Value	xxx	xxx
2098699			Qualifying Total Debt Income Ratio	37.71	35.471
2107697			Qualifying Total Debt Income Ratio	34.72	38.047